DIRECT COMMERCIAL PROPERTY EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
Direct operating expense from investment property [abstract]
Disclosure of detailed information about direct commercial property expense
The components of direct commercial property expense are as follows:

(US$ Millions) Years ended Dec. 31,	2017	2016	2015
Property maintenance	$709	$694	$685
Real estate taxes	472	436	396
Employee compensation and benefits	148	141	102
Ground rents	56	43	42
Other	232	80	56
Total direct commercial property expense	$1,617	$1,394	$1,281

Disclosure of finance lease and operating lease obligations
The partnership does not have an option to purchase the leased land at the expiry of the lease periods. Future operating and finance lease obligations are as follows:

(US$ Millions)	Dec. 31, 2017	Dec. 31, 2016
Less than 1 year	$34	$29
1-5 years	120	113
More than 5 years	1,708	4,232
Total	$1,862	$4,374